Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2020
Credit Loss [Abstract]
Accounts receivable

Accounts receivable, net, consists of the following:

	Years ended March 31,
	2020	2019

Accounts receivable	$329,891	$363,491
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$326,891	$363,491